Acquisition - Net Assets Acquired (Details) - USD ($) $ in Thousands		1 Months Ended
	May 14, 2014	May 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Acquisition
Noncash financing activities (issuance of common stock)	$ 69,957	$ 69,957
Estimated fair values of assets acquired and liabilities assumed
Goodwill			$ 1,196,024	$ 1,197,044
iHealth Technologies
Estimated fair values of assets acquired and liabilities assumed
Cash	62,218
Accounts receivable	34,830
Prepaid expenses and other assets	5,516
Other long-term assets	1,237
Property and equipment	7,594
Intangible assets	543,200
Total identifiable assets acquired	654,595
Accounts payable and accrued liabilities	82,095
Deferred tax liabilities	195,948
Other long-term liabilites	904
Total liabilities assumed	278,947
Net identifiable assets acquired	375,648
Goodwill	829,141
Net assets acquired	$ 1,204,789